COMMITMENTS AND CONTINGENCIES - Lease Modifications (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finance lease expense
Amortization of finance ROU assets	$ 33,600	$ 22,178	$ 22,178	$ 7,032
Interest on finance lease liabilities	2,138	1,448	1,389	606
Finance lease expense	35,738	23,626	23,567	7,638
Operating lease expense	495,921	376,614	463,998	75,242
Short-term lease expense	60,324	89,847	102,698	109,093
Variable lease expense	2,360	5,869	10,279	5,950
Total	$ 594,343	$ 495,956	$ 600,542	$ 197,923